Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2024
Registrant Name	dei_EntityRegistrantName	Prudential Short-Term Corporate Bond Fund, Inc.
CIK	dei_EntityCentralIndexKey	0000834126
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 28, 2025
Effective Date	dei_DocumentEffectiveDate	Feb. 28, 2025
Prospectus Date	rr_ProspectusDate	Feb. 28, 2025
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
PGIM Short-Term Corporate Bond Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBSMX
PGIM Short-Term Corporate Bond Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIFCX
PGIM Short-Term Corporate Bond Fund | R
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JDTRX
PGIM Short-Term Corporate Bond Fund | Z
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIFZX
PGIM Short-Term Corporate Bond Fund | R2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIFEX
PGIM Short-Term Corporate Bond Fund | R4
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIFGX
PGIM Short-Term Corporate Bond Fund | R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSTQX